Loan Receivable (Details)		1 Months Ended
	Sep. 30, 2015 USD ($)	Oct. 31, 2014 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2017
Loan Receivable (Textual)
Percentage of ownership interests					37.50%
Ryecor China Investment Limited [Member]
Loan Receivable (Textual)
Payments for loan guarantee obligations | $	$ 3,024,933
Long-term line of credit | $			$ 3,754,735	$ 3,597,392
Interest payable | $			$ 181,880	$ 184,395
Ryecor China Investment Limited [Member] | RMB [Member]
Loan Receivable (Textual)
Debt instrument conversion base | ¥		¥ 100,000,000
Percentage of ownership interests		51.00%
Debt amount | ¥		¥ 20,000,000
Interest rate		6.00%
Maximum borrowing capacity of credit | ¥		¥ 20,000,000
Maturity date		Aug. 22, 2018